Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss from Continuing Operations	$ (69,029)	$ (100,228)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Deferred Tax Recovery	(9,365)	(13,458)
Depreciation and Amortization	15,843	17,378
Non-Cash Operating Lease Costs	13,052	14,023
Accretion of Debt Discount and Loan Origination Fees	10,163	10,104
Loss on Disposals of Asset		670
Gain on Lease Terminations		(17,909)
Accretion of Deferred Gain on Sale of Property	(283)	(283)
Impairment of Assets	435	790
Realized and Unrealized Gain on Investments and Other Assets		(10,455)
Realized and Unrealized Changes in Fair Value of Contingent Consideration		391
Change in Fair Value of Derivative Liabilities	(16,212)	(128)
(Gain) Loss on Extinguishment of Debt	(10,234)	10,430
Share-Based Compensation	3,812	3,801
Interest Capitalized to Senior Secured Convertible Debt and Notes Payable	13,008
Interest Capitalized to Finance Lease Liabilities	778
Shares Issued for Acquisition Costs		318
Changes in Operating Assets and Liabilities:
Accounts Receivable and Prepaid Expenses	(1,914)	(465)
Inventory	(2,032)	(2,055)
Other Current Assets	322	5,496
Other Assets	473	326
Accounts Payable and Accrued Liabilities	2,420	3,802
Interest Payments on Finance Leases	(3,510)	(1,984)
Cash Payments - Operating Lease Liabilities	(9,788)	(14,633)
Income Taxes Payable	17,776	48,205
Other Current Liabilities	(1,271)	16,955
Due to Related Party		(182)
NET CASH USED IN CONTINUED OPERATING ACTIVITIES	(45,556)	(29,091)
Net Cash Used in Discontinued Operating Activities	(3,909)	(1,197)
NET CASH USED IN OPERATING ACTIVITIES	(49,465)	(30,288)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(7,082)	(1,194)
Additions to Intangible Assets	(487)	(1,892)
Proceeds from Sale of Assets Held for Sale and Other Assets		18,752
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	(7,569)	15,666
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Subordinate Voting Shares for Cash	95,000
Payment of Stock Issuance Costs Relating to Private Placement	(5,353)
Exercise of Warrants for Cash	1,274
Payment of Debt Issuance Costs Relating to Senior Secured Convertible Credit Facility	(2,609)	5,469
Proceeds from Issuance of Notes Payable	5,000	14,830
Principal Repayments of Notes Payable	(153)	(482)
Principal Repayments of Senior Secured Convertible Credit Facility		(8,000)
Principal Repayments of Finance Lease Liability	(1)	(40)
NET CASH PROVIDED BY FINANCING ACTIVITIES	93,158	11,777
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,124	(2,845)
Cash Included in Assets Held for Sale	(274)
Cash and Cash Equivalents, Beginning of Period	11,874	9,599	$ 9,599
CASH AND CASH EQUIVALENTS, END OF PERIOD	47,724	6,754	$ 11,874
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	5,318	4,542
Non-Cash Investing and Financing Activities:
Net Assets Transferred to Held for Sale	4,477	6,615
Receivable Recorded on Asset Held for Sale		2,877
Lease Terminations and Amendments		36,768
Paid-in-Kind Interest Capitalized to Debt		24,033
Redemption of MedMen Corp Redeemable Shares	1,522	48,580
Derivative Liability Incurred on Convertible Facility and Equity Financing	30,500
Equity Component of Debt Modification - New and Amended		5,310
Conversion of Convertible Debentures	2,371
Shares Issued to Settle Debt and Lender Fees	4,030
Shares Issued to Settle Accounts Payable and Liabilities	715	1,159
Equity Component of Debt – New and Amended	41,388
Release of Investments for Liabilities		750
Deferred Tax Impact on Conversion Feature	$ 11,712	$ 11,233